Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Cash and cash equivalents maturity period	3 months
Voting interest for investment in affiliate	20.40%	20.40%	20.40%
Percentage of benefits from tax positions realized upon settlement	50.00%
Membership fee revenue, deferral period	1 month
Package software, service period	6 months
Research and development expenses	¥ 2,412	¥ 2,444	¥ 2,163
Prepaid royalties	430	307
Shipping and handling expenses	2,152	2,594	2,692
Advertising expenses	¥ 11,455	¥ 9,017	¥ 8,947
Royalties and License Fees [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life, minimum	2 months
Intangible assets useful life, maximum	12 months
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting interest for investment in affiliate	20.00%
Right to receive disposal services of machinery, exercisable period	5 years
Minimum [Member] | Building and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Minimum [Member] | Tools, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Minimum [Member] | Software for Internal Use [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting interest for investment in affiliate	50.00%
Right to receive disposal services of machinery, exercisable period	7 years
Maximum [Member] | Building and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	50 years
Maximum [Member] | Tools, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	20 years
Maximum [Member] | Software for Internal Use [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years